S-K 1603, SPAC Sponsor; Conflicts of Interest	Dec. 04, 2025
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Petit Monts LLC	5,750,000 Class B Ordinary Shares (of which 750,000 are subject to forfeiture to the extent the underwriter does not exercise its overallotment option)	$25,000 or approximately $0.004 per share
	2,666,667 private placement warrants to be purchased simultaneously with the closing of this offering	$2,666,667
	Up to $250,000	Repayment of loans made to us to cover offering related and organizational expenses.
	Up to $1,500,000 in working capital loans, which loans may be convertible into warrants of the post-business combination entity at a price of $1.50 per warrant	Working capital loans to finance transaction costs in connection with an initial business combination
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
Directors	75,000 total founder shares for their services	Approximately $326
Petit Monts LLC, our officers, directors or advisors, or our or their respective affiliates	Finder’s fees, advisory fees, consulting fees or success fees

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a salary or fee in an amount that constitutes a market standard for comparable transactions

SPAC Sponsor, Agreement Arrangement or Understanding on Determining Whether to Proceed with de-SPAC Transaction [Text Block]

Our sponsor, officers, directors and director nominees have agreed, pursuant to a written agreement with us, that they will not propose any amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity, in each case unless we provide our public shareholders with the opportunity to redeem their public shares upon approval of any such amendment at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (net of permitted withdrawals), divided by the number of then outstanding public shares.

SPAC Sponsor, Controlling Persons [Table Text Block]

	Number of			Number of
	Class A	Approximate Percentage		Class B	Approximate Percentage
	Ordinary	of Outstanding Class A		Ordinary	of Outstanding Class B
	Shares	Ordinary Shares		Shares	Ordinary Shares
	Beneficially	Before	After	Beneficially	Before	After
Name and Address of Beneficial Owner(1)	Owned	Offering	Offering	Owned	Offering	Offering
Petit Monts LLC (2)(3)(4)	—	—	—	5,675,000	98.7%	98.7%
Justin Connor	—	—	—	—	—	—
Anthony Eisenberg	—	—	—	—	—	—
Jason Chryssicas	—	—	—	—	—	—
Bryan Dove	—	—	—	25,000	*	*
Ron Goldie	—	—	—	25,000	*	*
Theo Osborne	—	—	—	25,000	*	*
All officers, directors and director nominees as a group (6 persons)(3)	—	—	—	75,000	1.3%	1.3%
*	Less than one percent.
(1)	Unless otherwise noted, the business address of each of our shareholders is 1050 Connecticut Ave NW, Suite 500, Washington, D.C. 20036.
(2)	Interests shown consist solely of founder shares, classified as Class B ordinary shares. Such shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of our initial business combination or earlier at the option of the holder on a one-for-one basis, subject to adjustment, as described in the section entitled “Description of Securities.”
(3)	Our sponsor is governed and controlled by a board of managers of three members, Justin Connor, Anthony Eisenberg, and Jacob Gregori. Each manager has one vote, and the approval of a majority is required to approve an action. Under the so-called “rule of three,” if voting and dispositive decisions regarding an entity’s securities are made by two or more individuals, and a voting and dispositive decision requires the approval of a majority of those individuals, none of the individuals is deemed a beneficial owner of the entity’s securities. This is the situation with regard to our sponsor. Based on the foregoing, no director exercises voting or dispositive control over any of the securities held by our sponsor. Accordingly, none of them will be deemed to have or share beneficial ownership of such shares and, for the avoidance of doubt, each expressly disclaims any such beneficial interest to the extent of any pecuniary interest he may have therein, directly or indirectly.
(4)	Includes up to 750,000 founder shares that will be surrendered to us for no consideration by our sponsor depending on the extent to which the underwriter’s over-allotment option is exercised.

SPAC Sponsor, Direct and Indirect Material Interest Holders [Table Text Block]	The post-offering percentages in the following table assume that the underwriter does not exercise their over-allotment option, that 750,000 founder shares have been surrendered to us for no consideration, and that there are 25,000,000 ordinary shares issued and outstanding after this offering.

	Number of			Number of
	Class A	Approximate Percentage		Class B	Approximate Percentage
	Ordinary	of Outstanding Class A		Ordinary	of Outstanding Class B
	Shares	Ordinary Shares		Shares	Ordinary Shares
	Beneficially	Before	After	Beneficially	Before	After
Name and Address of Beneficial Owner(1)	Owned	Offering	Offering	Owned	Offering	Offering
Petit Monts LLC (2)(3)(4)	—	—	—	5,675,000	98.7%	98.7%
Justin Connor	—	—	—	—	—	—
Anthony Eisenberg	—	—	—	—	—	—
Jason Chryssicas	—	—	—	—	—	—
Bryan Dove	—	—	—	25,000	*	*
Ron Goldie	—	—	—	25,000	*	*
Theo Osborne	—	—	—	25,000	*	*
All officers, directors and director nominees as a group (6 persons)(3)	—	—	—	75,000	1.3%	1.3%
*	Less than one percent.
(1)	Unless otherwise noted, the business address of each of our shareholders is 1050 Connecticut Ave NW, Suite 500, Washington, D.C. 20036.
(2)	Interests shown consist solely of founder shares, classified as Class B ordinary shares. Such shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of our initial business combination or earlier at the option of the holder on a one-for-one basis, subject to adjustment, as described in the section entitled “Description of Securities.”
(3)	Our sponsor is governed and controlled by a board of managers of three members, Justin Connor, Anthony Eisenberg, and Jacob Gregori. Each manager has one vote, and the approval of a majority is required to approve an action. Under the so-called “rule of three,” if voting and dispositive decisions regarding an entity’s securities are made by two or more individuals, and a voting and dispositive decision requires the approval of a majority of those individuals, none of the individuals is deemed a beneficial owner of the entity’s securities. This is the situation with regard to our sponsor. Based on the foregoing, no director exercises voting or dispositive control over any of the securities held by our sponsor. Accordingly, none of them will be deemed to have or share beneficial ownership of such shares and, for the avoidance of doubt, each expressly disclaims any such beneficial interest to the extent of any pecuniary interest he may have therein, directly or indirectly.
(4)	Includes up to 750,000 founder shares that will be surrendered to us for no consideration by our sponsor depending on the extent to which the underwriter’s over-allotment option is exercised.

SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]	We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares, regardless of whether they abstain, vote for, or vote against, our initial business combination, upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of our initial business combination, including interest earned on the funds held in the trust account (net of permitted withdrawals), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriter, but will be net of permitted withdrawals, including up to $200,000 per year of interest income withdrawn for working capital expenses, as described herein. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and public shares in connection with the completion of our initial business combination. Unlike many special purpose acquisition companies that hold shareholder votes and conduct proxy solicitations in conjunction with their initial business combinations and provide for related redemptions of public shares for cash upon completion of such initial business combinations even when a vote is not required by law, if a shareholder vote is not required by law and we do not decide to hold a shareholder vote for business or other legal reasons, we will, pursuant to our amended and restated memorandum and articles of association, conduct the redemptions pursuant to the tender offer rules of the SEC, and file tender offer documents with the SEC prior to completing our initial business combination. Our amended and restated memorandum and articles of association require these tender offer documents to contain substantially the same financial and other information about our initial business combination and the redemption rights as is required under the SEC’s proxy rules. If, however, a shareholder approval of the transaction is required by law, or we decide to obtain shareholder approval for business or other reasons, we will, like many special purpose acquisition companies, offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If we seek shareholder approval, we will complete our initial business combination only if we receive approval of an ordinary resolution under Cayman Islands law and our amended and restated memorandum and articles of association, which requires the affirmative vote of at least a simple majority of the votes cast by such shareholders as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the applicable general meeting of the company, voting together as a single class. However, if our initial business combination is structured as a statutory merger or consolidation with another company under Cayman Islands law, in addition to obtaining approval of our initial business combination by ordinary resolution, the approval of the statutory merger or consolidation will require a special resolution under Cayman Islands law, which requires the affirmative vote of at least two-thirds of the votes cast by such shareholders as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the applicable general meeting of the company. However, the participation of our sponsor, officers, directors or their respective affiliates in privately-negotiated transactions (as described in this prospectus), if any, could result in the approval of our initial business combination even if a majority of our public shareholders vote, or indicate their intention to vote, against such initial business combination. For purposes of seeking approval of an ordinary resolution, non-votes will have no effect on the approval of our initial business combination once a quorum is obtained. Our amended and restated memorandum and articles of association require that at least five clear days’ notice will be given of any general meeting.
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement warrants, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

Founder Shares

The earlier of (A) one year after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing on the next business day following our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Petit Monts LLC Justin Connor Anthony Eisenberg Jason Chryssicas Jacob Gregori Bryan Dove Ron Goldie Theo Osborne

Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their respective affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) pro rata distributions from our sponsor to its members, partners or shareholders pursuant to our sponsor’s or limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.

Private Placement Warrants	30 days after the completion of our initial business combination	Petit Monts LLC Justin Connor Anthony Eisenberg Jason Chryssicas Jacob Gregori Cantor Fitzgerald & Co.	Same as above (other than clauses (f) and (g) with respect to the inclusion of Cantor Fitzgerald & Co.)
Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants	180 days after the date of this prospectus	Petit Monts LLC Justin Connor Anthony Eisenberg Jason Chryssicas Jacob Gregori Bryan Dove Ron Goldie Theo Osborne

The representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement warrants pursuant to the letter agreement described in the immediately preceding paragraphs.

SPAC Sponsor, Conflicts of Interest [Table Text Block]

Individual	Entity	Entity’s Business	Affiliation
Justin Connor	Chef’s Table Projects	Food and Beverage	President
	Signal Holdings	Communications	Chief Executive Officer
	JCHC	Holding Company	Founder
Anthony Eisenberg	AbPro Corporation	Biotech	Director
	Silver Pegasus	Tech SPAC	Director
	Acquisition Corp.	Biotech/Longevity	Director
	Centenara Labs	Health & Wellness VC	Advisor
	Bambu Fund LLC	Health & Wellness VC	Partner
	Palo Santo VC	Private Investment	Investor
Tappan Street
Jason Chryssicas	Cantor Fitzgerald	Financial Services	Head of Investor Relations
	BGC Partners Inc.	Financial Services	Head of Investor Relations
Bryan Dove	Rithum	E-commerce Technology	Chief Executive Officer
Ron Goldie	Law Office of Ron R. Goldie	Law Firm	Managing Partner
Theo Osborne	9Yards Capital	Tech VC	Managing Partner

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties, contractual obligations or other material management relationships:

Individual	Entity	Entity’s Business	Affiliation
Justin Connor	Chef’s Table Projects	Food and Beverage	President
	Signal Holdings	Communications	Chief Executive Officer
	JCHC	Holding Company	Founder
Anthony Eisenberg	AbPro Corporation	Biotech	Director
	Silver Pegasus	Tech SPAC	Director
	Acquisition Corp.	Biotech/Longevity	Director
	Centenara Labs	Health & Wellness VC	Advisor
	Bambu Fund LLC	Health & Wellness VC	Partner
	Palo Santo VC	Private Investment	Investor
Tappan Street
Jason Chryssicas	Cantor Fitzgerald	Financial Services	Head of Investor Relations
	BGC Partners Inc.	Financial Services	Head of Investor Relations
Bryan Dove	Rithum	E-commerce Technology	Chief Executive Officer
Ron Goldie	Law Office of Ron R. Goldie	Law Firm	Managing Partner
Theo Osborne	9Yards Capital	Tech VC	Managing Partner